Goodwill and Other Intangible Assets - Changes In The Carrying Amount Of Other Intangible Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Finite-lived Intangible Assets [Roll Forward]
Beginning balance	$ 1,613	$ 1,750
Acquisitions	1,007	16
Divestitures		(11)
Amortization	(226)	(214)	$ (207)
Foreign currency translation	(25)	72
Ending balance	2,369	1,613	1,750
Investment Servicing
Finite-lived Intangible Assets [Roll Forward]
Beginning balance	1,432	1,539
Acquisitions	1,007	16
Divestitures		(11)
Amortization	(196)	(183)
Foreign currency translation	(25)	71
Ending balance	2,218	1,432	1,539
Investment Management
Finite-lived Intangible Assets [Roll Forward]
Beginning balance	181	211
Acquisitions	0	0
Divestitures		0
Amortization	(30)	(31)
Foreign currency translation	0	1
Ending balance	$ 151	$ 181	$ 211